Notes Payable (Details)		3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 13, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Apr. 05, 2019 USD ($) $ / shares
Notes Payable (Textual)
Term loan principal amount					$ 220,379
Uncertain tax liability						$ 8,000
Debt issuance costs, net					10,073
Amortization of debt issuance costs						29,239
Note payable amount			821,431		584,943
PIK [Member]
Notes Payable (Textual)
capitalized interest			$ 27,473		$ 21,204
Leonite [Member] | April 5, 2019 [Member]
Notes Payable (Textual)
Warrant term					5 years
SBCC [Member] | April 5, 2019 [Member]
Notes Payable (Textual)
Term loan principal amount					$ 1,500,000		$ 1,500,000
Outstanding equity securities					0.050		0.0050
Principal amount					$ 1,500,000		$ 1,500,000
Warrant term			10 years		10 years
Debt instrument, interest rate description			Interest at the sum of the cash interest rate (defined as 11% per annum) plus the Paid-in-Kind (“PIK”) interest rate (defined as 2% per annum); provided that upon an event of default all principal, past due interest and all fees shall bear interest at a per annum rate equal to the cash interest rate and the PIK interest rate, in each case plus 3.00%.		Interest at the sum of the cash interest rate (defined as 11% per annum) plus the Paid-in-Kind (“PIK”) interest rate (defined as 2% per annum); provided that upon an event of default all principal, past due interest and all fees shall bear interest at a per annum rate equal to the cash interest rate and the PIK interest rate, in each case plus 3.00%.
Debt instrument, periodic payment			$ 93,750		$ 93,750
Debt instrument, maturity date range, end			Apr. 05, 2023		Apr. 05, 2023
Note payable amount			$ 877,604		$ 999,201
Notes payable principal amount			1,130,826		1,312,500
Unamortized debt discount			122,375		144,625
Debt instrument unamortized warrants			$ 158,321		$ 189,879
Fully-diluted basis an aggregate price | $ / shares					$ 100		$ 100
Loan prepayment event, description			(i) prior to the first anniversary of the closing date, Goedeker shall pay SBCC an amount equal to 5.0% of such prepayment, (ii) prior to the second anniversary of the closing date and on or after the first anniversary of the closing date, Goedeker shall pay SBCC an amount equal to 3.0% of such prepayment, or (iii) prior to the third anniversary of the closing date and on or after the second anniversary of the closing date, Goedeker shall pay SBCC an amount equal to 1.0% of such prepayment, in each case as liquidated damages for damages for loss of bargain to SBCC. In addition, in the event and on each occasion that any net proceeds (as defined in the loan and security agreement) are received by or on behalf of Goedeker or 1847 Goedeker in respect of any prepayment event following the occurrence and during the continuance of an event of default, Goedeker shall, immediately after such net proceeds are received, prepay the term note in an aggregate amount equal to 100% of such net proceeds. A “prepayment event” means (i) any sale, transfer, merger, liquidation or other disposition (including pursuant to a sale and leaseback transaction) of any property of Goedeker or 1847 Goedeker; (ii) a change of control (as defined in the loan and security agreement); (iii) any casualty or other insured damage to, or any taking under power of eminent domain or by condemnation or similar proceeding of, any property of Goedeker or 1847 Goedeker with a fair value immediately prior to such event equal to or greater than $25,000; (iv) the issuance by Goedeker of any capital stock or the receipt by Goedeker of any capital contribution; or (v) the incurrence by Goedeker or 1847 Goedeker of any indebtedness (as defined in the loan and security agreement), other than indebtedness permitted under the loan and security agreement.		(i) prior to the first anniversary of the closing date, Goedeker shall pay SBCC an amount equal to 5.0% of such prepayment, (ii) prior to the second anniversary of the closing date and on or after the first anniversary of the closing date, Goedeker shall pay SBCC an amount equal to 3.0% of such prepayment, or (iii) prior to the third anniversary of the closing date and on or after the second anniversary of the closing date, Goedeker shall pay SBCC an amount equal to 1.0% of such prepayment, in each case as liquidated damages for damages for loss of bargain to SBCC. In addition, in the event and on each occasion that any net proceeds (as defined in the loan and security agreement) are received by or on behalf of Goedeker or 1847 Goedeker in respect of any prepayment event following the occurrence and during the continuance of an event of default, Goedeker shall, immediately after such net proceeds are received, prepay the term note in an aggregate amount equal to 100% of such net proceeds. A “prepayment event” means (i) any sale, transfer, merger, liquidation or other disposition (including pursuant to a sale and leaseback transaction) of any property of Goedeker or 1847 Goedeker; (ii) a change of control (as defined in the loan and security agreement); (iii) any casualty or other insured damage to, or any taking under power of eminent domain or by condemnation or similar proceeding of, any property of Goedeker or 1847 Goedeker with a fair value immediately prior to such event equal to or greater than $25,000; (iv) the issuance by Goedeker of any capital stock or the receipt by Goedeker of any capital contribution; or (v) the incurrence by Goedeker or 1847 Goedeker of any indebtedness (as defined in the loan and security agreement), other than indebtedness permitted under the loan and security agreement.
Derivative liability							$ 122,344
Goedeker [Member] | April 5, 2019 [Member] | 9% Subordinated Promissory Note [Member]
Notes Payable (Textual)
Term loan principal amount			$ 4,100,000		$ 4,100,000
Note payable amount			3,395,243		3,395,243
Notes payable principal amount			3,930,293		3,930,293
Neese [Member] | Home State Bank [Member]
Notes Payable (Textual)
Debt instrument, periodic payment, principal	$ 3,654,074
Debt instrument, interest rate	6.85%
Debt instrument, periodic payment	$ 302,270
Debt instrument, maturity date range, start	Jan. 20, 2019
Debt instrument, maturity date range, end	Jul. 20, 2020
Debt instrument, maturity date, description	Beginning on January 20, 2019 and continuing every six months thereafter until July 20, 2020, the maturity date; provided however, that Neese will pay the note in full immediately upon demand by Home State Bank.
Debt instrument, lease buyout amount			2,953,867		3,299,364
Debt instrument, remaining balance of lease					3,309,537
Interest payment of promissory notes			40,000		40,000
Repayment of secured loan		$ 21,500	145,690		30,500
Amortization of debt issuance costs			10,173	$ 16,200	32,206
Unamortized debt discount			$ 535,050		10,173
Debt coverage ratio, description	Annual interest rate of 6.85% with covenants to maintain a minimum debt coverage ratio of 1.00 to 1.25 measured at December 31, 2019.
Neese [Member] | Home State Bank [Member] | Term Loan [Member]
Notes Payable (Textual)
Repayment of secured loan					$ 27,000